PERFORMANCE SHARE UNITS (Narrative) (Details) - Performance share units ("PSUs") [Member]	12 Months Ended
	Dec. 31, 2025 CAD ($) Shares	Dec. 31, 2024 CAD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued | Shares	800,000	0
Weighted average fair value of instruments granted	$ 9.3	$ 0
Share-based compensation expense	$ 744,158	$ 0